GENERAL (Details Narrative) - USD ($) $ in Thousands									1 Months Ended	12 Months Ended
	Jun. 10, 2022	Oct. 08, 2021	Sep. 29, 2021	Nov. 22, 2020	Oct. 08, 2020	Aug. 20, 2020	Feb. 23, 2020	Jan. 06, 2020	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 09, 2021	Aug. 04, 2020
Property, Plant and Equipment [Line Items]
Proceeds from related party debt											$ 154
Reverse stock split description	On June 10, 2022, certain of the Company’s stockholders representing more than 50% of the Company’s outstanding share capital (the “Majority Consenting Stockholders”) approved an amendment to the Company’s Certificate of Incorporation (the “Reverse Stock Split Certificate of Amendment”) in order to effect a reverse stock split of the Company’s common stock pursuant to a range of between 50-to-1 and 700-to-1 (the “Reverse Stock Split”).			On November 22, 2020, certain of the Company’s stockholders representing more than 50% of the Company’s outstanding share capital (the “Majority Consenting Stockholders”) approved an amendment to the Company’s Certificate of Incorporation (the “Reverse Stock Split Certificate of Amendment”) in order to effect a reverse stock split of the Company’s common stock pursuant to a range of between 40-to-1 and 100-to-1 (the “Reverse Stock Split”).	On October 8, 2020, the Board approved a reverse stock split of the Company’s authorized, issued and outstanding shares of Common Stock, at a ratio between 1-for-40 to 1-for-100, subject to the approval of the Company’s stockholders (the “Reverse Stock Split”). The final ratio of the Reverse Stock Split will be determined by the Board at a later date.
Preferred stock shares undesignated				50,000,000
MajorityConsentingStockholdersMember
Property, Plant and Equipment [Line Items]
Ownership percentage	50.00%			50.00%
iBOT Israel Botanicals Ltd [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interest, ownership percentage												60.00%	60.00%
Proceeds from related party debt			$ 50
Debt instrument, interest rate, effective Percentage			12.00%
Debt discount rate			25.00%
Pre-emption right descreiption									iBOT granted to Citrine Global Group, a pre-emption right to any equity or equity linked securities that iBOT proposes to issue to an unrelated third party with aggregate gross proceeds to the Company exceeding $1 million or which will result in a change in control in iBOT following such issuance, then iBOT is to give to the Citrine Global Group written notice of such proposed issuance and the relevant terms thereof and the Citrine Global Group shall have ten (10) days thereafter to determine if it elects to purchase a minimum of 51% of the proposed issuance on the price and other terms specified in the notice sent by iBOT (the “Pre-Emption Right”)
iBOT Israel Botanicals Ltd [Member] | First Tranche [Member]
Property, Plant and Equipment [Line Items]
Proceeds from related party debt		$ 15
Traistman Radziejewski Fundacja Ltd. [Member]
Property, Plant and Equipment [Line Items]
Percentage of shares sold								90.00%
Capital stock description								definitive agreements were executed for the sale of 90% of the shares in Novomic Ltd. (“Novomic”) to Traistman Radziejewski Fundacja Ltd. (“TRF”), which was completed on May 14, 2020 (the “Novomic Divestment”), and for the issuance and sale of a number of shares equal after the issuance to 95% of the fully diluted capital stock of the Company to Citrine S A L Group, which was amended on February 23, 2020, to provide for the issuance and sale of the shares in stages (the “Citrine Global Transaction”). Shares of the Company were issued and sold in accordance with this amended agreement to Citrine S A L Group on February 27, 2020, March 5, 2020, and, after the Company amended its Certificate of Incorporation to increase its authorized share capital, on November 11, 2020.
Cannovation Center Israel Ltd [Member]
Property, Plant and Equipment [Line Items]
Percentage of shares hold by certain shareholders						60.00%
The Cannovation Center [Member]
Property, Plant and Equipment [Line Items]
Percentage of shares hold by certain shareholders						60.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Capital stock shares issued				1,550,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Capital stock shares issued				1,500,000,000
AR Citrine Agreement [Member]
Property, Plant and Equipment [Line Items]
Percentage of shares sold							95.00%
AR Citrine Agreement [Member] | Second Tranche [Member]
Property, Plant and Equipment [Line Items]
Percentage of shares sold							95.00%
AR Citrine Agreement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues							893,699,276
AR Citrine Agreement [Member] | Maximum [Member] | Initial Tranche [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues							452,063,196